Securities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Securities

	2017	2016
Investments
Current
Bank certificates of deposit (CDBs) (1)	3	46
Financial Notes (LFs) – Banks (2)	303	728
Treasury Financial Notes (LFTs) (3)	740	193
Debentures (4)	11	45
Others	1	2

	1,058	1,014
Non-current
Financial Notes – Banks	—	14
Debentures	30	17

	30	31

	1,088	1,045

(1)	Investments in CBDs accrue interest at CDI rate, which was 100.25% to 105.25% in 2017 (98.5% to 111% in 2016).
(2)	Bank Financial Notes (Letras Financeiras, or LFs) are fixed-rate fixed-income securities, issued by banks and that accrue interest a percentage of the CDI. The LFs accreud interest of 102.01% to 112% of the CDI ratefor the year ended December 31, 2017 (104.25% to 112.7% for the year ended December 31, 2016).
(3)	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity.
(4)	Debentures are medium- and long-term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from 104.25% to 161.54% of the CDI rate in 2017 (104.25% to 113% in 2016).